SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended
		Oct. 06, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Revenues (note 9)		$ 20,000	$ 10,932	$ 1,547	$ 20,153	$ 4,254
Cost of revenues			7,276	1,021	13,846	2,878
Gross profit			3,656	526	6,307	1,376
Research and development costs			2,936	1,582	9,857	6,812
General and administration expenses			5,244	2,644	11,721	10,380
Operating loss			(6,842)	(4,113)	(22,459)	(17,485)
Financial (income) expense			277	(116)	277	71
Net loss for the period from discontinued operations						(2,425)
Cash disposed of						(549)
From operating activities						515
From investing activities						(44)
From financing activities						(132)
Net cash flows provided by (used by) discontinued operations						339
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenues (note 9)						824
Cost of revenues						767
Gross profit						57
Research and development costs						9
General and administration expenses						1,455
Operating loss						(1,407)
Financial (income) expense						(9)
Loss before taxes on income						(1,416)
Loss on disposal of discontinued operations	[1]					(1,009)
Net loss for the period from discontinued operations						(2,425)
Consideration received on disposal of discontinued operations						148
Cash disposed of						(549)
Net cash outflow on disposal of discontinued operations						(401)
Property, equipment and right of use assets, net						(416)
Trade and other receivables						(668)
Trade and other payables						223
Loans						94
Severance payments, net						159
Net assets disposed						$ (1,009)

[1]	The loss on disposal of discontinued operations was determined as follows: